Supplemental Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Gross royalty revenue	$ 362	$ 316	$ 418	$ 481	$ 482	$ 93	$ 190	$ 493	$ 0	$ 780	$ 963	$ 1,697	$ 776	$ 0
Gross milestone revenue						0	10,000	0	0			0	10,000	10,000
Gross other revenue		0	50	0	0	0	250	0	0			50	250	2,402
Advertising expense - Purdue Pharma	0	(140)	(86)	(283)	(6,312)	(1,429)	0	0	0	0	(6,595)	(6,821)	(1,429)	0
Net revenue	362	176	382	198	(5,830)	(1,336)	10,440	493	0	780	(5,632)	(5,074)	9,597	19,694
Operating expenses:
Research and development	585	1,753	2,410	898	1,843	2,918	3,057	2,859	2,357	1,293	2,741	6,904	11,191	11,273
General and administrative	3,079	3,941	2,658	3,030	2,802	2,265	2,483	2,731	2,784	5,575	5,832	12,431	10,263	12,185
Goodwill impairment	0	0	0	2,962	0					0	2,962	2,962	0	0
Total operating expenses	3,664	5,694	5,068	6,890	4,645	5,183	5,540	5,590	5,141	6,868	11,535	22,297	21,454	23,458
Operating Income (Loss)	(3,302)	(5,518)	(4,686)	(6,692)	(10,475)	(6,519)	4,900	(5,097)	(5,141)	(6,088)	(17,167)	(27,371)	(11,857)	(3,764)
Interest and other income (expense), net	(24)	(17)	(17)	(16)	(25)	(35)	(45)	(43)	(36)	(42)	(41)	(75)	(159)	(116)
Net (loss) income	(3,326)	(5,535)	(4,703)	(6,708)	(10,500)	(6,554)	4,855	(5,140)	(5,177)	(6,130)	(17,208)	(27,446)	(12,016)	(3,880)
Net (loss) income per share:
Basic and diluted	$ (0.18)	$ (0.29)	$ (0.25)	$ (0.36)	$ (0.56)					$ (0.32)	$ (0.92)	$ (1.46)	$ (0.70)	$ (0.29)
Basic						$ (0.35)	$ 0.26	$ (0.30)	$ (0.37)				$ (0.70)
Diluted						$ (0.35)	$ 0.25	$ (0.30)	$ (0.37)				$ (0.70)
Weighted average common shares outstanding:
Basic						18,628	18,568	17,053	13,925				17,052
Basic and diluted	18,982	18,842	18,782	18,757	18,703					18,913	18,731	18,772	17,052	13,534
Diluted						18,628	19,232	17,053	13,925				17,052
Comprehensive (loss) income	$ (3,337)	$ (5,544)	$ (4,663)	$ (6,724)	$ (10,500)	$ (6,552)	$ 4,862	$ (5,142)	$ (5,206)	$ (6,143)	$ (17,224)	$ (27,431)	$ (12,038)	$ (3,853)